Related Party Transactions	12 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 19 – RELATED PARTY TRANSACTIONS

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Zhijun Xiao	5% shareholder for the year ended March 31, 2023
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Xiaodong Pan	Chief Financial Officer
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

Related party balances

The amounts due to related parties as of March 31, 2024 and 2023 were as follows:

	As of March 31,
	2024	2023

Jiangsu Health Pharmaceutical Investment Co., Ltd.	$1,047,550	$2,910,088
Feng Zhou	-	1,823,679
Jiangsu Sutaitang Online Commercial Co., Ltd.	-	320,202
Jun Zheng	-	14,025
Xiaodong Pan	-	73,110
Zhijun Xiao	-	62,658
Total due to related parties	$1,047,550	$5,203,762

Related party transactions

1) Revenues generated from related parties

The company sells several TCMP products to related companies based on terms and conditions mutually agreed between the relevant parties. These related party transactions were conducted in the ordinary course of business of the Company.

	For the years ended March 31,
	2024	2023	2022

Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.	25,528	17,478	19,246
Taizhou Su Xuan Tang Chinese Medicine Clinic	2,232	11,533	16,658
Taizhou Jiutian Pharmaceutical Co. Ltd.	-	4,610	138,275
Total revenue generated from related parties	$27,760	$33,621	$174,179

2) Other related party transactions

For the years ended March 31, 2024, 2023 and 2022, the Company made advances to related parties of $2,205,254, $628,911 and $3,581,746, respectively. For the years ended March 31, 2024, 2023 and 2022, the Company made repayments to related parties of $1,727,418, $2,197,555 and $231,722, respectively.

For the years ended March 31, 2024, 2023 and 2022, non-cash settlement between balances of accounts receivable from related parties and due to related parties were $1,235,290, $1,263,993 and $Nil, respectively. For the years ended March 31, 2024, 2023 and 2022, non-cash settlement between balances of due from related parties and due to related parties were $6,080,971, $4,051,569 and $3,653,418, respectively.

For the year ended March 31, 2024, the Company borrowed $90,024 from Jun Zheng, which has no fixed term and bear interest of 6%. For the year ended March 31, 2023, the Company borrowed $94,647 from Jun Zheng, which is valid from January 18, 2023 to January 17, 2024 and bear interest of 6%.

On January 1, 2018, the Company entered into a lease agreement with Jiangsu Health Pharmaceutical Investment Co., Ltd. to obtain the right of use for office and warehouse of 3,627 square meters for 10 years for free. The Company recorded right-of-use assets and lease expenses based on the fair value for the lease. For the years ended March 31, 2024, 2023 and 2022, the Company record operating lease expenses were $69,819, $73,034, and $77,968, respectively.

Guarantee

For the years ended March 31, 2024 and 2023, Taizhou Suxuantang signed several financial guarantee agreements for its related parties. Details of the financial guarantee agreements, please refer to Note 18.